Other Liabilities (Narratives) (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Non-ARO environmental liabilities
Environmental Loss
Accrual for environmental loss contingencies	$ 245	$ 229
ARO liabilities
Environmental Loss
Accrual for environmental loss contingencies	$ 160	$ 171